Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss	(2,438,536)	(151,657)	(321,455)
Accretion on convertible redeemable preferred shares to redemption value	(743,100)	(651,190)	—
Deemed dividend to preferred shareholders upon extinguishment, net	(217,362)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	117,391	10,862	—
Net loss attributable to ordinary shareholders of Li Auto Inc.	(3,281,607)	(791,985)	(321,455)
Including: Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(3,260,945)	(806,358)	(321,455)
Net (loss)/income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	(20,662)	14,373	—

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	255,000,000	870,003,278	1,853,320,448

Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(12.79)	(0.93)	(0.17)
Basic and diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	(0.08)	0.02	—
Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(12.87)	(0.91)	(0.17)